Fair Value Disclosures on Financial Instruments - Reconciliation of Level 3 Fair Values (Details) - Fair Value - Measured at Fair Value on a Recurring Basis - Level 3 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Level 3 Fair Values
Assets at the beginning of the period	€ 4,881	€ 2,508
Transfers Into Level 3	0	0
Transfers Out of Level 3	(25)	(455)
Purchases	522	1,076
Sales	(43)	(852)
Gains/losses - Included in financial income, net	(789)	2,348
Assets at the end of the period	4,883	4,881
Change in unrealized gains/losses in profit and loss for investments held at the end of the reporting period	(788)	1,789
Exchange differences
Reconciliation of Level 3 Fair Values
Gains/losses - Included in exchange differences in other comprehensive income	€ 337	€ 256